UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Broadview Advisors, LLC
Address: 	330 E Kilbourn Avenue
		Suite 1475
		Milwaukee, WI 53202

Form 13F File Number: 28-10489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ethan A. Hill
Title: Assistant Vice President
Phone: 414-918-3970

330 E Kilbourn Avenue, Suite 1475
Milwaukee, WI 53202

August 15, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  101
Form 13F Information Table Value Total:  558000 (thousands)

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101      629 20000.000000 SH   Sole             20000.000000
Akamai Technologies Inc        COM              00971T101     4293 136400.000000 SH  Sole            136400.000000
Allstate Corp                  COM              020002101      528 17300.000000 SH   Sole             17300.000000
Applied Materials              COM              038222105      502 38600.000000 SH   Sole             38600.000000
Arch Coal Inc.                 COM              039380100     8899 333800.000000 SH  Sole            333800.000000
Arrow Electronics              COM              042735100    13711 330392.000000 SH  Sole            330392.000000
Arthur J Gallagher & Co        COM              363576109     4809 168500.000000 SH  Sole            168500.000000
Aspen Technology Inc           COM              045327103     3158 183802.000000 SH  Sole            183802.000000
Associated Banc-Corp           COM              045487105     8470 609317.000000 SH  Sole            609317.000000
Astec Industries Inc           COM              046224101     2082 56300.000000 SH   Sole             56300.000000
Avid Technologies Inc          COM              05367P100     6577 349100.000000 SH  Sole            349100.000000
BE Aerospace Inc               COM              073302101     9329 228600.000000 SH  Sole            228600.000000
Banco Santander Brazil SA      COM              05967A107      562 48000.000000 SH   Sole             48000.000000
Barnes Group Inc               COM              067806109     8233 331853.000000 SH  Sole            331853.000000
Beacon Roofing Supply          COM              073685109     6392 280100.000000 SH  Sole            280100.000000
Blackrock Income Tr Inc        COM              09247F100      227 32300.000000 SH   Sole             32300.000000
Brady Corp cl A                COM              104674106     8368 261000.000000 SH  Sole            261000.000000
CAI International Inc          COM              12477X106     1981 95892.000000 SH   Sole             95892.000000
CISCO Systems Inc              COM              17275R102      336 21500.000000 SH   Sole             21500.000000
Cardtronics Inc                COM              14161H108     6778 289030.000000 SH  Sole            289030.000000
Celanese Corp.                 COM              150870103    10475 196500.000000 SH  Sole            196500.000000
Charles Schwab Corp            COM              808513105      327 19900.000000 SH   Sole             19900.000000
Chicago Bridge & Iron          COM              167250109    14381 369700.000000 SH  Sole            369700.000000
Ciena Corporation              COM              171779309     3652 198700.000000 SH  Sole            198700.000000
Cintas                         COM              172908105    12426 376198.000000 SH  Sole            376198.000000
Columbia Banking Systems Inc.  COM              197236102     2393 138938.000000 SH  Sole            138938.000000
Columbus McKinnon Corp         COM              199333105     4945 275328.000000 SH  Sole            275328.000000
Comerica                       COM              200340107     3619 104700.000000 SH  Sole            104700.000000
Covance Inc                    COM              222816100    11282 190030.000000 SH  Sole            190030.000000
Crane Co                       COM              224399105     8153 165000.000000 SH  Sole            165000.000000
Crocs Incorporated             COM              227046109    12569 488100.000000 SH  Sole            488100.000000
Cytec Industries Inc           COM              232820100     3061 53517.000000 SH   Sole             53517.000000
Douglas Dynamics Inc           COM              25960R105     3908 247518.000000 SH  Sole            247518.000000
Dresser Rand Group Inc         COM              261608103     6918 128700.000000 SH  Sole            128700.000000
Du Pont E I De Nemours & Co    COM              263534109      470 8700.000000 SH    Sole              8700.000000
Dynamic Materials Corp         COM              267888105     2577 114938.000000 SH  Sole            114938.000000
Ferro Corp                     COM              315405100     5018 373400.000000 SH  Sole            373400.000000
First Midwest Bancorp          COM              320867104      884 71900.000000 SH   Sole             71900.000000
Fiserv Inc.                    COM              337738108     4967 79300.000000 SH   Sole             79300.000000
Genworth Financial Inc         COM              37247D106     2071 201500.000000 SH  Sole            201500.000000
Greatbatch Inc                 COM              39153L106     3949 147236.000000 SH  Sole            147236.000000
HealthSouth Corp               COM              421924309    12881 490700.000000 SH  Sole            490700.000000
Henry Jack & Associates        COM              426281101      294 9800.000000 SH    Sole              9800.000000
Hexcel Corp                    COM              428291108    11333 517729.000000 SH  Sole            517729.000000
Higher One Holdings Inc        COM              42983D104     6812 360060.000000 SH  Sole            360060.000000
Hologic Inc                    COM              436440101    12146 602200.000000 SH  Sole            602200.000000
Intel Corporation              COM              458140100      733 33100.000000 SH   Sole             33100.000000
Intermec Inc                   COM              458786100     1936 175398.000000 SH  Sole            175398.000000
Interpublic Group of Companies COM              460690100    13615 1089200.000000 SH Sole           1089200.000000
JPMorgan Chase & Co            COM              46625H100      839 20500.000000 SH   Sole             20500.000000
Johnson Controls Inc           COM              478366107      512 12300.000000 SH   Sole             12300.000000
Kennametal Inc.                COM              489170100    12580 298043.000000 SH  Sole            298043.000000
Kinder Morgan Management LL    COM              49455U100      493 7523.373031 SH    Sole              7523.373031
Kohls Corp                     COM              500255104      580 11600.000000 SH   Sole             11600.000000
Lincoln Electric Holdings Inc  COM              533900106     1828 51000.000000 SH   Sole             51000.000000
Liz Claiborne                  COM              539320101     7921 1480628.000000 SH Sole           1480628.000000
LogMeIn                        COM              54142L109     8212 212900.000000 SH  Sole            212900.000000
Lyondell Basell Industries NV  COM              N53745100      628 16300.000000 SH   Sole             16300.000000
MB Financial Inc               COM              55264U108      929 48300.000000 SH   Sole             48300.000000
MDC Partners Inc               COM              552697104      204 11272.000000 SH   Sole             11272.000000
MKS Instruments Inc.           COM              55306N104     5847 221310.000000 SH  Sole            221310.000000
MedAssets Inc                  COM              584045108     3148 235600.000000 SH  Sole            235600.000000
Metlife Inc                    COM              59156R108      759 17300.000000 SH   Sole             17300.000000
Mobile Mini Inc                COM              60740F105     8877 418937.000000 SH  Sole            418937.000000
Modine Manufacturing Co        COM              607828100     6153 400312.000000 SH  Sole            400312.000000
Molex Inc A                    COM              608554200    19257 896515.000000 SH  Sole            896515.000000
Owens Illinois Inc             COM              690768403     8231 318900.000000 SH  Sole            318900.000000
PAREXEL International Corp     COM              699462107     7951 337500.000000 SH  Sole            337500.000000
PMC Sierra Inc                 COM              69344F106     6875 908200.000000 SH  Sole            908200.000000
Parametric Technology          COM              699173209     7287 317800.000000 SH  Sole            317800.000000
Patterson Companies Inc        COM              703395103     9477 288148.000000 SH  Sole            288148.000000
Peroleo Brasileiro Sa Petro    COM              71654V408      257 7600.000000 SH    Sole              7600.000000
Petrohawk Energy Corp          COM              716495106    13633 552600.000000 SH  Sole            552600.000000
Power Integrations Inc         COM              739276103     6188 161012.000000 SH  Sole            161012.000000
RSC Holdings Inc               COM              74972L102     2191 183193.000000 SH  Sole            183193.000000
Reinsurance Group of           COM              759351604     6037 99200.000000 SH   Sole             99200.000000
Robert Half International      COM              770323103      289 10700.000000 SH   Sole             10700.000000
Rockwood Holdings Inc          COM              774415103     1637 29600.000000 SH   Sole             29600.000000
Rowan Companies Inc.           COM              779382100     7211 185800.000000 SH  Sole            185800.000000
Royal Caribbean Cruises Ltd    COM              V7780T103     5782 153600.000000 SH  Sole            153600.000000
SPX Corp                       COM              784635104    18160 219700.000000 SH  Sole            219700.000000
Sandy Spring Bancorp Inc       COM              800363103     4350 241783.000000 SH  Sole            241783.000000
Sapient Corporation            COM              803062108     9000 598800.000000 SH  Sole            598800.000000
Scansource Inc                 COM              806037107    11435 305100.000000 SH  Sole            305100.000000
Solutia Inc                    COM              834376501     4666 204200.000000 SH  Sole            204200.000000
Sterling Bancshares Inc        COM              858907108      139 17000.000000 SH   Sole             17000.000000
TCF Financial Corp             COM              872275102      244 17700.000000 SH   Sole             17700.000000
Target Corporation             COM              87612E106      427 9100.000000 SH    Sole              9100.000000
Texas Roadhouse Inc            COM              882681109     8883 506566.000000 SH  Sole            506566.000000
Thoratec Corp                  COM              885175307     4368 133100.000000 SH  Sole            133100.000000
Trex Co Inc                    COM              89531P105     2749 112300.000000 SH  Sole            112300.000000
US Bancorp                     COM              902973304     1082 42400.000000 SH   Sole             42400.000000
UTI Worldwide Inc              COM              G87210103     6913 351100.000000 SH  Sole            351100.000000
Ulta Salon Cosm and Frag Inc   COM              90384S303     7691 119100.000000 SH  Sole            119100.000000
Unit Corp                      COM              909218109     6270 102900.000000 SH  Sole            102900.000000
VCA Antech                     COM              918194101     9684 456794.000000 SH  Sole            456794.000000
Walker & Dunlop Inc            COM              93148P102      409 30736.000000 SH   Sole             30736.000000
Werner Enterprises Inc.        COM              950755108     8489 338900.000000 SH  Sole            338900.000000
Winnebago IndustriesInc        COM              974637100    10924 1130800.000000 SH Sole           1130800.000000
Zimmer Holdings Inc            COM              98956P102      234 3700.000000 SH    Sole              3700.000000
SPDR SER TR KBW Regional Banki MUTUAL FUND      78464A698     6411   251900 SH       Sole                   251900